Derivative financial instruments and risk management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Foreign currency cash flow hedges, maximum period (in years)	5 years
Deferred net losses, foreign currency exchange rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 68
Commodity forward and option contracts, maximum period (in years)	5 years
Machinery, Energy & Transportation
Derivative [Line Items]
Deferred net losses, interest rate risk, to be reclassified from equity to current earnings over the next twelve months	4
Financial Products
Derivative [Line Items]
Deferred net losses, interest rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 1